Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other assets
Available-for-sale investments	$ 24,844	$ 21,966	$ 19,750
MPS Bonds		4,634
Others	17,966	16,270	12,328
Non-current	$ 42,810	$ 42,870	$ 32,078